This amendment (check only one): [ ] is a restatement
                                		         [x] adds new holding entries

Institutional Investment Manager Filing this report:
Name: Horseman Capital Management Ltd (SEC No: 801-64522)
Address: 9 Chester Close
London SW1X 7BE, United Kingdom

Form 13f - File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person signing this report of the Reporting Manager:

Name: Christopher Harrison
Title: Director
Phone: +44-207-8387580

Signature, Place and Date of Signing



Christopher Harrison

London

8th May 2006

[X] 13F HOLDINGS REPORT (Check here if
all holdings of this reporting manager are reported in this report)
[ ] 13f NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion is reported by other reporting manager(s)).
List of other Managers reporting for this Manager: NONE



                                                                 Value      Shares    Investmen  Other   Voting
Name of Issuer                  Title of Class ID_CUSIP        (x$1000)       No.     DiscretioManagers Authority
APPLE COMPUTER INC              Common Share   037833100            9,408      150,000   YES     None     Sole
AGRIUM INC                      Common Share   008916108           12,933      512,000   YES     None     Sole
ALLSTATE CORP                   Common Share   020002101           21,322      409,100   YES     None     Sole
APACHE CORP                     Common Share   037411105           33,047      504,460   YES     None     Sole
ANADARKO PETROLEUM CORP         Common Share   032511107           17,172      170,000   YES     None     Sole
BECTON DICKINSON & CO           Common Share   075887109           12,131      197,000   YES     None     Sole
BURLINGTON NORTHERN SANTA FE    Common Share   12189T104            6,766       81,200   YES     None     Sole
CATERPILLAR INC                 Common Share   149123101           15,813      220,200   YES     None     Sole
CHESAPEAKE ENERGY CORP          Common Share   165167107           28,194      897,600   YES     None     Sole
CONOCOPHILLIPS                  Common Share   20825C104           50,665      802,300   YES     None     Sole
April 06 Calls on CSCO US       Option         17275R9DW              503        1,170   YES     None     Sole
DEERE & CO                      Common Share   244199105           11,881      150,300   YES     None     Sole
DR HORTON INC                   Common Share   23331A109           12,071      363,465   YES     None     Sole
DIANA SHIPPING INC              Common Share   MHY2066G1044         2,426      200,000   YES     None     Sole
DEVON ENERGY CORPORATION        Common Share   25179M103           31,503      515,000   YES     None     Sole
LENNAR CORP-CL A                Common Share   526057104           18,875      312,600   YES     None     Sole
May 06 Calls on LEN US          Option         5260579EJ              234          200   YES     None     Sole
LOUISIANA-PACIFIC CORP          Common Share   546347105            9,433      346,800   YES     None     Sole
METLIFE INC                     Common Share   59156R108           17,887      369,800   YES     None     Sole
MAVERICK TUBE CORP              Common Share   577914104           13,777      260,000   YES     None     Sole
NORFOLK SOUTHERN CORP           Common Share   655844108           27,765      513,500   YES     None     Sole
PULTE HOMES INC                 Common Share   745867101           20,217      526,200   YES     None     Sole
POSCO-ADR                       Common Share   693483109           16,933      265,400   YES     None     Sole
REINSURANCE GROUP OF AMERICA    Common Share   759351109            9,458      200,000   YES     None     Sole
SHIP FINANCE INTL LTD           Common Share   BMG810751062         6,880      400,914   YES     None     Sole
TALISMAN ENERGY INC             Common Share   87425E103           18,416      346,300   YES     None     Sole
TORCHMARK CORP                  Common Share   891027104           13,173      230,700   YES     None     Sole
USINAS SIDERURG MINAS-SP ADR    Common Share   917302200           17,774      479,300   YES     None     Sole
